Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Reconciliation of the carrying amount of property, plant and equipment

	31 Dec 2025 $m	31 Dec 2024 $m
Property, plant and equipment held at cost note (a)	502	391
Owner occupied properties held at fair value note (b)	28	26
Total property, plant and equipment	530	417
A reconciliation of the carrying amount of the Group’s property, plant and equipment held at cost from the beginning to the end of the years shown is as follows:

	2025 $m				2024 $m
	Group occupied property	Tangible assets	Right-of- use assets	Total	Group occupied property	Tangible assets	Right-of- use assets	Total
Balance at 1 Jan
Cost	35	497	782	1,314	24	495	683	1,202
Accumulated depreciation	(7)	(371)	(545)	(923)	(8)	(380)	(467)	(855)
Opening net book amount	28	126	237	391	16	115	216	347
Additions	–	104	137	241	20	81	51	152
Depreciation charge	(1)	(51)	(98)	(150)	–	(40)	(94)	(134)
Disposals, impairment and lease modifications	–	(8)	10	2	(8)	(29)	67	30
Effect of movements in exchange rates	2	4	12	18	–	(1)	(3)	(4)
Balance at 31 Dec	29	175	298	502	28	126	237	391
Representing:
Cost	38	578	775	1,391	35	497	782	1,314
Accumulated depreciation	(9)	(403)	(477)	(889)	(7)	(371)	(545)	(923)
Closing net book amount	29	175	298	502	28	126	237	391

Schedule of capital expenditure

	2025 $m	2024 $m
Hong Kong	39	41
Indonesia	7	4
Malaysia	2	2
Singapore	25	24
Growth markets and other	29	21
Eastspring	1	7
Total segment	103	99
Unallocated to a segment (central operations)	1	2
Total capital expenditure on property, plant and equipment	104	101